BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities by measurement categories

September 30, 2024	Financial assets/ liabilities at fair value through profit and loss	Derivative financial instruments used in cash flow hedge accounting	Financial assets/ liabilities measured at amortized cost	Financial assets at fair value through OCI	Carrying amount by balance sheet item

In millions
NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	$-	$-	$55.6	$9.0	$64.6
Promissory notes				4.1
Derivative financial instruments[1]
Foreign exchange derivatives	-	0.1	-	-	0.1

CURRENT FINANCIAL ASSETS
Hold-to-collect accounts receivable	-	-	629.2	-	629.2
Available-for-sale factoring receivables	-	-	-	30.3	30.3
Other non-interest yielding receivables[2]	-	-	162.9	-	162.9
Promissory notes[2]	-	-	-	2.6	2.6
Derivative financial instruments[1]
Foreign exchange derivatives	10.3	5.6	-	-	15.9
Cash and cash equivalents	-	-	312.0	-	312.0
Balance by category at September 30, 2024	$10.3	$5.7	$1,159.7	$46.0	$1,221.7

LONG-TERM FINANCIAL LIABILITIES
Long-term interest-bearing liabilities	$-	$-	$1,984.7	$-	$1,984.7
Long-term lease liabilities	-	-	407.8	-	407.8
Other long-term liabilities	-	-	23.7	-	23.7
Derivative financial instruments[1]
Foreign exchange derivatives	1.1	1.5	-	-	2.6
Interest rate derivatives	-	21.0	-	-	21.0

CURRENT FINANCIAL LIABILITIES
Current interest-bearing liabilities	-	-	286.1	-	286.1
Current lease liabilities	-	-	108.8	-	108.8
Accounts payable	-	-	482.3	-	482.3
Other current liabilities[3]	-	-	552.1	-	552.1
Derivative financial instruments[1]
Foreign exchange derivatives	6.1	37.0	-	-	43.1
Interest rate derivatives	-	(1.3)	-	-	(1.3)
Balance by category at September 30, 2024	$7.2	$58.2	$3,845.5	$-	$3,910.9

December 31, 2023	Financial assets/ liabilities at fair value through profit and loss	Derivative financial instruments used in cash flow hedge accounting	Financial assets/ liabilities measured at amortized cost	Financial assets at fair value through OCI	Carrying amount by balance sheet item

In millions
NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	$-	$-	$70.2	$9.2	$79.4
Derivative financial instruments[1]
Interest rate derivatives	3.3	-	-	-	3.3

CURRENT FINANCIAL ASSETS
Hold-to-collect accounts receivable	-	-	597.2	-	597.2
Available-for-sale factoring receivables	-	-	-	2.6	2.6
Other non-interest yielding receivables[2]	-	-	118.0	-	118.0
Promissory notes[2]	-	-	-	6.8	6.8
Derivative financial instruments[1]
Foreign exchange derivatives	3.9	8.5	-	-	12.4
Interest rate derivatives	-	0.8	-	-	0.8
Cash and cash equivalents	-	-	483.4	-	483.4
Balance by category at December 31, 2023	$7.2	$9.3	$1,268.8	$18.6	$1,303.9

LONG-TERM FINANCIAL LIABILITIES
Long-term interest-bearing liabilities	$-	$-	$5,940.4	$-	$5,940.4
Long-term lease liabilities	-	-	250.4	-	250.4
Other long-term liabilities	-	-	27.6	-	27.6
Derivative financial instruments[1]
Foreign exchange derivatives	-	1.8	-	-	1.8

CURRENT FINANCIAL LIABILITIES
Current interest-bearing liabilities	-	-	381.0	-	381.0
Current lease liabilities	-	-	89.4	-	89.4
Accounts payable	-	-	426.5	-	426.5
Other current liabilities[3]	-	-	507.8	-	507.8
Derivative financial instruments[1]
Foreign exchange derivatives	9.6	21.2	-	-	30.8
Interest rate derivatives	-	0.4	-	-	0.4
Balance by category at December 31, 2023	$9.6	$23.4	$7,623.1	$-	$7,656.1
[1]The values as per the consolidated interim statement of financial position of the derivatives have been recorded as they are disclosed in the Group’s consolidated statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.

In millions	September 30, 2024	December 31, 2023
[2] Other non-interest yielding receivables
Prepaid expenses and other receivables	$231.7	$162.3
Less
Other tax receivables	50.3	24.3
Derivative financial instruments	15.9	13.2
Promissory notes	2.6	6.8
Total other non-interest yielding receivables	$162.9	$118.0

[3] Other current liabilities	$665.8	$567.5
Less
Other tax liabilities	71.9	28.5
Derivative financial instruments	41.8	31.2
Total other current liabilities	$552.1	$507.8

Schedule of fair value of financial assets and liabilities
The following table presents the Group’s financial assets and liabilities that are measured at fair value at September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss	$-	$10.3	$-	$10.3
Derivative financial instruments used in hedge accounting	-	5.7	-	5.7
Other non-current financial assets at fair value through OCI	-	-	46.0	46.0
Total	$-	$16.0	$46.0	$62.0

Liabilities
Financial liabilities at fair value through profit or loss	$-	$7.2	$-	$7.2
Derivative financial instruments used in hedge accounting	-	58.2	-	58.2
Total	$-	$65.4	$-	$65.4
The following table presents the Group’s financial assets and liabilities that are measured at fair value at December 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss	$-	$7.2	$-	$7.2
Derivative financial instruments used in hedge accounting	-	9.3	-	9.3
Other non-current financial assets at fair value through OCI	-	-	18.6	18.6
Total	$-	$16.5	$18.6	$35.1

Liabilities
Financial liabilities at fair value through profit or loss	$-	$9.6	$-	$9.6
Derivative financial instruments used in hedge accounting	-	23.4	-	23.4
Total	$-	$33.0	$-	$33.0

Schedule of fair value valuation techniques
The following table shows the valuation technique used in measuring Level 3 fair values for financial instruments in the unaudited condensed consolidated interim statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable input
Unlisted equity securities	Market comparison approach: fair value of unlisted equity securities is determined by reference to market multiples of comparable listed companies, adjusted by discount for lack of marketability.	(i) Sales growth factor (ii) Risk-adjusted discount rate

Promissory notes	The carrying amount approximates fair value due to the relatively short period to maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the relatively short period to maturity of these instruments and low credit risk of counterparty.

Available-for-sale factoring receivables	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.

Schedule of changes in Level 3 items in financial instruments
The following table presents the changes in Level 3 items during the period:

In millions	Unlisted equity securities	Promissory notes	Available-for-sale factoring receivables	Total
Opening balance January 1, 2024	$9.2	$6.8	$2.6	$18.6
Additions	-	6.7	119.5	126.2
Disposals	-	(6.8)	(91.8)	(98.6)
Losses recognized in OCI	(0.1)	-	-	(0.1)
Closing balance September 30, 2024	$9.1	$6.7	$30.3	$46.1